Term Loan, Revolving Loan and Letter of Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Term Loan, Revolving Loan and Letter of Credit Facility
7.	Term Loan, Revolving Loan and Letter of Credit Facility

The Company had a Term Loan Credit and Guarantee Agreement (the “Term Loan”) as amended. The Term Loan was secured by assets of ATI Investment. The Term Loan was payable in quarterly installments of $5 million. As of December 31, 2019, the Term Loan had a balance of $57.7 million. The Term Loan accrued interest equal to applicable margin of 6.25% plus base rate (the “Base Rate Loan”) (8.96% at December 31, 2019). The balance of the Term loan is presented in the accompanying consolidated balance sheets net of debt discount and issuance costs of $1.8 million at December 31, 2019. The Term Loan had an annual excess cash flow calculation which could require the Company to make advance principal payments. At December 31, 2019, the excess cash flow calculation resulted in the Term Loan be classified as current on the accompanying consolidated balance sheet. The Company paid the outstanding amount due on the Term Loan on February 2, 2020 and settled all obligations with respect to the Term Loan.

The Company has a credit facility (“Revolving Loan”) as amended which has a commitment of $100.0 million. As of December 31, 2019 and September 30, 2020, the Revolving Loan had an outstanding balance of $70 thousand and $0.1 million, respectively. The Revolving Loan had $30.7 million in letters of credit outstanding and availability of $68.9 million at September 30, 2020. The Revolving Loan accrues interest at base rate plus applicable margin (4.0% at September 30, 2020).

The Revolving Loan and Term Loan subject the Company to a number of restrictive covenants, including financial covenants. These financial covenants include a minimum fixed charge coverage ratio, net leverage ratio, EBITDA, and excess cash flow percentage, as defined in the Revolving Loan and Term Loan Credit Facility. As of September 30, 2020, the Company was in compliance with all the required covenants.

In connection with the IPO and the New Senior Secured Credit Facility, the Company paid the remaining balance and settled all obligations related to the Revolving Loan. See Note 14 - Subsequent Events for discussion of the New Senior Secured Credit Facility.

8.	Term Loan, Revolving Loan and Letter of Credit Facility

The Company had a Term Loan Credit and Guarantee Agreement (Term Loan) as amended. The Term Loan was secured by assets of ATI Investment. The Term Loan was payable in quarterly installments of $5 million. As of December 31, 2018 and 2019, the Term Loan had a balance of $82.7 million and $57.7 million, respectively. The Term Loan accrues interest equal to applicable margin of 6.25% plus base rate (Base Rate Loan) (8.96% at December 31, 2019). The balance of the Term Loan is presented in the accompanying consolidated balance sheets net of debt discount and issuance costs of $3.4 million and $1.8 million at December 31, 2018 and 2019, respectively. The Term Loan has an annual excess cash flow calculation which could require the Company to make advance principal payments. At December 31, 2019, the excess cash flow calculation resulted in the Term Loan be classified as current on the accompanying consolidated balance sheet. The Company paid the outstanding amount due on the Term Loan on February 2, 2020 and settled all obligations with respect to the Term Loan.

The Company also has a credit facility (Revolving Loan) as amended which has a commitment of $47.5 million and matures on June 23, 2021. As of December 31, 2018 and 2019, the Revolving Loan had an outstanding balance of $39.1 million and $70 thousand, respectively. The Revolving Loan had $28.7 million in letters of credit outstanding and availability of $18.7 million at December 31, 2019. The Revolving Loan accrues interest at base rate plus applicable margin (5.75% at December 31, 2019). The borrowings under the Revolving Loan requires the borrower to maintain a lockbox with the lender and are considered short term obligations. As a result, the Revolving Loan is classified as a current liability in the accompanying consolidated balance sheets.

The Revolving Loan and Term Loan subject the Company to a number of restrictive covenants, including financial covenants. These financial covenants include a minimum fixed charge coverage ratio, net leverage ratio, EBITDA, and excess cash flow percentage, as defined in the Revolving Loan and Term Loan Credit Facility. As of December 31, 2019, the Company was in compliance with all the required covenants.

Letter of Credit Facility

On December 16, 2019, the Company entered into a letter of credit facility (“LC Facility”) to provide customers with additional credit support in the form of a standby letter of credit to secure the Company’s performance obligations under contracts for which certain customers elected to prepay for the design and manufacture of solar projects. The LC Facility has a commitment of $100.0 million in standby letters of credit and expires August 31, 2020. At December 31, 2019, the Company had $51.0 million in outstanding standby letters of credit outstanding, secured by cash collateral.